Pay vs Performance Disclosure - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2024	Jun. 16, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Year	Summary Compensation Table Total for CEO	Summary Compensation Table Total for Former CEO	Compensation Actually Paid for CEO	Compensation Actually Paid for former CEO	Average Summary Compensation Table Total for non-CEO NEOs	Average Compensation Actually Paid to non-CEO NEOs	Value of initial fixed $100 Investment based on:		GAAP Net (Loss) Income ($)	Adjusted EBITDA ($)
							Total Shareholder Return	Peer Total Shareholder Return
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)	(11)
2024	$5,862,563	$11,415,263	$5,474,674	$5,323,779	$1,736,024	$1,401,495	$93.31	$159.71	$34,684,000	$310,211,000
2023	—	$7,555,625	—	$7,471,120	$2,174,613	$2,015,800	$90.60	$129.25	$(22,573,000)	$293,857,000
2022	—	$4,619,679	—	$4,505,434	$6,866,764	$8,171,106	$80.55	$104.16	$(14,330,000)	$204,994,000
2021	—	$4,083,541	—	$3,185,883	$1,049,196	$854,711	$89.29	$109.35	$45,728,000	$83,089,000
2020	—	$3,441,257	—	$3,301,633	$1,011,132	$993,030	$97.00	$106.45	$36,951,000	$56,313,000

(1)
Year-ended December 31.

(2)
Amounts in this column reflect the total compensation as reported in Summary Compensation Table (“SCT”) for Jeremy C. Wensinger.

(3)
Amounts in this column reflect the total compensation as reported in the SCT for Charles L. Prow, (Former) President and CEO.

(4)
Amounts in this column reflect the SCT total for Jeremy C. Wensinger, President and CEO minus the value of stock awards and option awards granted in the year (as reported in the SCT), plus the fair value of equity awards at year-end for awards granted in the year. For a reconciliation, see the table below.

(5)
Amounts in this column reflect the SCT total for Charles L. Prow, (Former) President and CEO minus the value of Stock Awards and Option Awards granted in the year (as reported in the SCT) and the fair value, as of December 31, 2023, of equity awards that failed to meet vesting conditions in 2024 (i.e., were forfeited), plus the fair value of unvested equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. For a reconciliation, see the table below.

(6)
Amounts in this column reflect the average total compensation as reported in the SCT for the following non-CEO NEOs:

•
for fiscal year 2024, Shawn M. Mural, SVP, Chief Financial Officer, Kenneth W. Shreves, SVP, Global Mission Solutions, Kevin Boyle, (Former) SVP, Chief Legal Officer & General Counsel, Michael J. Smith, VP, Corporate Development, Investment Relations & Treasury, and Josephine Bjornson, (Former) SVP, Chief Human Resource Officer;

•
for fiscal year 2023, Shawn M. Mural, SVP and Chief Financial Officer, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, (Former) SVP and Chief Growth and Client Service Officer, Kenneth W. Shreves, SVP, Global Mission Solutions and William W. Beard, (Former) SVP, Aerospace Solutions;

•
for fiscal year 2022, Susan D. Lynch, (Former) SVP and Chief Financial Officer, John “Ed” Boyington, Jr. (Former) President, Vertex Aerospace LLC, William W. Beard, SVP, Aerospace Solutions and Richard Mendoza, (Former) SVP and Chief People Officer;

•
for fiscal year 2021, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, (Former) SVP, Growth and Enterprise Operations, David A. Hathaway, (Former) SVP, Vectrus Programs, Kevin T. Boyle, (Former) SVP, Chief Legal Officer, General Counsel and Corporate Secretary and Kenneth W. Shreves, SVP, Organic Growth and Operational Enablement; and

•
for fiscal year 2020, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, (Former) SVP, Growth and Enterprise Operations, David A. Hathaway, (Former)SVP, Vectrus Programs, and Kevin T. Boyle,(Former) SVP, Chief Legal Officer, General Counsel and Corporate Secretary.

Amounts also reflect the one-time grant of RSU awards to Messrs. Boyington, Beard and Mendoza who joined the Company in 2022 in connection with the Merger (the “Vertex Merger Grant”) that impacts the average SCT total for non-CEO NEOs in 2022.
(7)
Amounts in this column reflect the average SCT total for all Non-CEO NEOs (as disclosed in footnote 6 above) minus the value of stock awards and option awards granted in the year (as reported in the SCT) and the fair value, as of December 31, 2023, of equity awards that failed to meet vesting conditions in 2024 (i.e., were forfeited), plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of unvested equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year. For fiscal year 2022, amounts reflect the one-time Vertex Merger Grant in 2022 that impacts the average Compensation Actually Paid for the Non-CEO NEOs for 2022. For a reconciliation of the SCT to compensation actually paid (“CAP”), see the table below.

(8)
As of year-ended December 31, assuming an initial investment of $100 on December 31, 2019.

(9)
Reflects S&P Aerospace and Defense Select Industry Index.

(10)
Year-ended December 31.

(11)
Year-ended December 31.

The following tables provide reconciliations of the CEO’s and the average non-CEO NEOs’ compensation reported in the SCT to CAP, each as described in the table above and the accompanying footnotes.
CEO SCT Total to CAP Reconciliation
CEO
Fiscal Year	Salary ($)	Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2024	500,001	481,875	18,813	5,862,563	(4,861,874)	4,473,985	5,474,674
(Former) CEO
Fiscal Year	Salary ($)	Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2024	488,456	—	6,921,274	11,415,263	(6,395,379)	303,896	5,323,779
2023	926,919	1,303,115	40,120	7,555,625	(5,285,471)	5,200,966	7,471,120
2022	831,310	1,251,965	36,391	4,619,679	(2,500,013)	2,385,768	4,505,434
2021	764,619	1,185,106	33,844	4,083,541	(2,099,972)	1,202,314	3,185,883
2020	738,467	769,400	33,371	3,441,257	(1,900,019)	1,760,395	3,301,633

(1)
Reflects “all other compensation” reported in the SCT for each year shown.

(2)
Represents the grant date fair value of equity-based awards granted each year, provided that for Mr. Prow in 2024, the amount is the sum of (a) $4,005,533, the grant date fair value of equity-based awards granted in 2024, (b) $241,393, the year over year change in fair value of outstanding and unvested equity-based awards granted in prior fiscal years, (c) $99,252, the change in fair value (from December 31, 2023 until the vesting date) of equity-based awards granted in prior years that vested in 2024, and (d) $2,049,202, the fair value, as of December 31, 2023, of prior year equity-based awards that were forfeited in 2024. V2X does not offer a traditional defined benefit pension plan, therefore, no adjustment for a traditional defined benefit pension value needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. For Mr. Prow and Mr. Wensinger, the amount for 2024 is the fair value, as of December 31, 2024, of outstanding and unvested equity-based awards granted in 2024.

Average Non-CEO NEOs SCT Total to CAP Reconciliation
Fiscal Year	Salary ($)	Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2024	479,165	313,330	188,244	1,736,024	(1,012,103)	677,574	1,401,495
2023	401,104	281,217	403,761	2,174,613	(1,088,531)	929,718	2,015,800
2022	286,439	410,925	15,530	6,866,764	(6,153,870)	7,458,212	8,171,106
2021	375,981	298,504	13,706	1,049,196	(361,005)	166,520	854,711
2020	397,271	235,775	15,577	1,011,132	(362,509)	344,407	993,030

(1)
Reflects “all other compensation” reported in the SCT for each year shown.

(2)
Represents the grant date fair value of equity-based awards granted each year, provided that for 2024, the amount is the sum of (a) $755,285, the grant date fair value of equity-based awards granted in 2024, (b) $138,196, the year over year change in fair value of outstanding and unvested equity-based awards granted in prior fiscal years, and (c) $118,622, the fair value, as of December 31, 2023, of prior year equity-based awards that were forfeited in 2024. V2X does not offer a traditional defined benefit pension plan, therefore, no adjustment for a traditional defined benefit pension value needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The amount for 2024 is the sum of (a) $673,481, the fair value, as of December 31, 2024, of outstanding and unvested equity-based awards granted in 2024, and (b) $4,093, the change in fair value (from December 31, 2023 until the vesting date) of equity-based awards granted in prior years that vested in 2024.

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote
(2)
Amounts in this column reflect the total compensation as reported in Summary Compensation Table (“SCT”) for Jeremy C. Wensinger.

(3)
Amounts in this column reflect the total compensation as reported in the SCT for Charles L. Prow, (Former) President and CEO.
(6)
Amounts in this column reflect the average total compensation as reported in the SCT for the following non-CEO NEOs:

•
for fiscal year 2024, Shawn M. Mural, SVP, Chief Financial Officer, Kenneth W. Shreves, SVP, Global Mission Solutions, Kevin Boyle, (Former) SVP, Chief Legal Officer & General Counsel, Michael J. Smith, VP, Corporate Development, Investment Relations & Treasury, and Josephine Bjornson, (Former) SVP, Chief Human Resource Officer;

•
for fiscal year 2023, Shawn M. Mural, SVP and Chief Financial Officer, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, (Former) SVP and Chief Growth and Client Service Officer, Kenneth W. Shreves, SVP, Global Mission Solutions and William W. Beard, (Former) SVP, Aerospace Solutions;

•
for fiscal year 2022, Susan D. Lynch, (Former) SVP and Chief Financial Officer, John “Ed” Boyington, Jr. (Former) President, Vertex Aerospace LLC, William W. Beard, SVP, Aerospace Solutions and Richard Mendoza, (Former) SVP and Chief People Officer;

•
for fiscal year 2021, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, (Former) SVP, Growth and Enterprise Operations, David A. Hathaway, (Former) SVP, Vectrus Programs, Kevin T. Boyle, (Former) SVP, Chief Legal Officer, General Counsel and Corporate Secretary and Kenneth W. Shreves, SVP, Organic Growth and Operational Enablement; and

•
for fiscal year 2020, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, (Former) SVP, Growth and Enterprise Operations, David A. Hathaway, (Former)SVP, Vectrus Programs, and Kevin T. Boyle,(Former) SVP, Chief Legal Officer, General Counsel and Corporate Secretary.

Amounts also reflect the one-time grant of RSU awards to Messrs. Boyington, Beard and Mendoza who joined the Company in 2022 in connection with the Merger (the “Vertex Merger Grant”) that impacts the average SCT total for non-CEO NEOs in 2022.

Peer Group Issuers, Footnote				(9) Reflects S&P Aerospace and Defense Select Industry Index.
Adjustment To PEO Compensation, Footnote
CEO SCT Total to CAP Reconciliation
CEO
Fiscal Year	Salary ($)	Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2024	500,001	481,875	18,813	5,862,563	(4,861,874)	4,473,985	5,474,674
(Former) CEO
Fiscal Year	Salary ($)	Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2024	488,456	—	6,921,274	11,415,263	(6,395,379)	303,896	5,323,779
2023	926,919	1,303,115	40,120	7,555,625	(5,285,471)	5,200,966	7,471,120
2022	831,310	1,251,965	36,391	4,619,679	(2,500,013)	2,385,768	4,505,434
2021	764,619	1,185,106	33,844	4,083,541	(2,099,972)	1,202,314	3,185,883
2020	738,467	769,400	33,371	3,441,257	(1,900,019)	1,760,395	3,301,633

(1)
Reflects “all other compensation” reported in the SCT for each year shown.

(2)
Represents the grant date fair value of equity-based awards granted each year, provided that for Mr. Prow in 2024, the amount is the sum of (a) $4,005,533, the grant date fair value of equity-based awards granted in 2024, (b) $241,393, the year over year change in fair value of outstanding and unvested equity-based awards granted in prior fiscal years, (c) $99,252, the change in fair value (from December 31, 2023 until the vesting date) of equity-based awards granted in prior years that vested in 2024, and (d) $2,049,202, the fair value, as of December 31, 2023, of prior year equity-based awards that were forfeited in 2024. V2X does not offer a traditional defined benefit pension plan, therefore, no adjustment for a traditional defined benefit pension value needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. For Mr. Prow and Mr. Wensinger, the amount for 2024 is the fair value, as of December 31, 2024, of outstanding and unvested equity-based awards granted in 2024.

Non-PEO NEO Average Total Compensation Amount				$ 1,736,024	$ 2,174,613	$ 6,866,764	$ 1,049,196	$ 1,011,132
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,401,495	2,015,800	8,171,106	854,711	993,030
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-CEO NEOs SCT Total to CAP Reconciliation
Fiscal Year	Salary ($)	Non-Equity Incentive Compensation ($)	Other Compensation ($)(1)	SCT Total ($)	Deductions from SCT Total ($)(2)	Additions to SCT Total ($)(3)	CAP ($)
2024	479,165	313,330	188,244	1,736,024	(1,012,103)	677,574	1,401,495
2023	401,104	281,217	403,761	2,174,613	(1,088,531)	929,718	2,015,800
2022	286,439	410,925	15,530	6,866,764	(6,153,870)	7,458,212	8,171,106
2021	375,981	298,504	13,706	1,049,196	(361,005)	166,520	854,711
2020	397,271	235,775	15,577	1,011,132	(362,509)	344,407	993,030

(1)
Reflects “all other compensation” reported in the SCT for each year shown.

(2)
Represents the grant date fair value of equity-based awards granted each year, provided that for 2024, the amount is the sum of (a) $755,285, the grant date fair value of equity-based awards granted in 2024, (b) $138,196, the year over year change in fair value of outstanding and unvested equity-based awards granted in prior fiscal years, and (c) $118,622, the fair value, as of December 31, 2023, of prior year equity-based awards that were forfeited in 2024. V2X does not offer a traditional defined benefit pension plan, therefore, no adjustment for a traditional defined benefit pension value needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The amount for 2024 is the sum of (a) $673,481, the fair value, as of December 31, 2024, of outstanding and unvested equity-based awards granted in 2024, and (b) $4,093, the change in fair value (from December 31, 2023 until the vesting date) of equity-based awards granted in prior years that vested in 2024.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income				CAP versus Net Income/(Loss)
Compensation Actually Paid vs. Company Selected Measure				CAP versus Adjusted EBITDA
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures to Determine CAP for 2024
The four items listed below represent the most important metrics we used to determine CAP for 2024 as further described in our “Compensation Discussion and Analysis” above.
Most Important Performance Measures
Total Revenue
New Business Wins
Adjusted EBITDA
Days Sales Outstanding

Total Shareholder Return Amount				$ 93.31	90.6	80.55	89.29	97
Peer Group Total Shareholder Return Amount				159.71	129.25	104.16	109.35	106.45
Net Income (Loss)				$ 34,684,000	$ (22,573,000)	$ (14,330,000)	$ 45,728,000	$ 36,951,000
Company Selected Measure Amount				310,211,000	293,857,000	204,994,000	83,089,000	56,313,000
PEO Name	Charles L. Prow	Jeremy C. Wensinger	Charles L. Prow		Charles L. Prow	Charles L. Prow	Charles L. Prow	Charles L. Prow	Charles L. Prow	Charles L. Prow	Charles L. Prow
Measure:: 1
Pay vs Performance Disclosure
Name				Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name				New Business Wins
Measure:: 3
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name				Days Sales Outstanding
Jeremy C. Wensinger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,862,563
PEO Actually Paid Compensation Amount				5,474,674
Charles L. Prow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				11,415,263	7,555,625	4,619,679	4,083,541	3,441,257
PEO Actually Paid Compensation Amount				5,323,779	7,471,120	4,505,434	3,185,883	3,301,633
Charles L. Prow [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				241,393
Charles L. Prow [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,005,533
Charles L. Prow [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				99,252
Charles L. Prow [Member] | Fair value of Prior Year Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,049,202
PEO [Member] | Jeremy C. Wensinger [Member]
Pay vs Performance Disclosure
Salary				500,001
Non-Equity Incentive Plan Compensation				481,875
Other Compensation				18,813
PEO [Member] | Jeremy C. Wensinger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,861,874)
PEO [Member] | Jeremy C. Wensinger [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,473,985
PEO [Member] | Charles L. Prow [Member]
Pay vs Performance Disclosure
Salary				488,456	926,919	831,310	764,619	738,467
Non-Equity Incentive Plan Compensation					1,303,115	1,251,965	1,185,106	769,400
Other Compensation				6,921,274	40,120	36,391	33,844	33,371
PEO [Member] | Charles L. Prow [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,395,379)	(5,285,471)	(2,500,013)	(2,099,972)	(1,900,019)
PEO [Member] | Charles L. Prow [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				303,896	5,200,966	2,385,768	1,202,314	1,760,395
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Salary				479,165	401,104	286,439	375,981	397,271
Non-Equity Incentive Plan Compensation				313,330	281,217	410,925	298,504	235,775
Other Compensation				188,244	403,761	15,530	13,706	15,577
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,012,103)	(1,088,531)	(6,153,870)	(361,005)	(362,509)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				677,574	$ 929,718	$ 7,458,212	$ 166,520	$ 344,407
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				673,481
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				138,196
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				755,285
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,093
Non-PEO NEO [Member] | Fair value of Prior Year Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 118,622